Filed Pursuant to Rule 497(e)
Registration No. 333-82865; 811-09447

Jacob Small Cap Growth Fund

Investor Class	JSCGX
Institutional Class	JSIGX
(the “Fund”)

Supplement dated October 28, 2026 to the Prospectus and
Statement of Additional Information (“SAI”) dated January 5, 2026

Name Change
Effective November 1, 2026, the name of the Fund will change to Jacob Innovation Fund. All references to Jacob Small Cap Growth Fund in the Prospectus and SAI are now replaced with Jacob Innovation Fund.
For additional information, please contact the Fund at 1-888-JACOB-FX.

****
Please retain this Supplement with your Prospectus and SAI.